Commitments And Contingencies (Narrative) (Details) (USD $)	0 Months Ended	1 Months Ended		12 Months Ended
	Apr. 08, 2011	Jul. 31, 2010	Jun. 30, 2010	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Jul. 20, 2011
Commitments And Contingencies [Abstract]
Settled to legal proceedings			$ 7,000,000		$ 7,000,000
Increase in net earnings					2,751,000
Increase in earnings per diluted share					$ 0.06
Asset retirement obligation depreciation and accretion				3,892,000	3,689,000	4,019,000
Liability reserve for insurance claims				23,749,000	24,666,000
Increased accrual for casualty claims				1,100,000	1,500,000
Decreased net earnings for estimated cost of claims				665,000	907,000
Increase decrease per diluted share due to changes in estimated cost of claims for prior policy years				$ 0.01	$ 0.02
Contingently liability in letters of credit				14,796,000
Credit Facility				1,963,000
Surety bonds				210,892,000
Balance of top 5 surety bonds				69,239,000
Group of bonds, amount				5
Top 5 surety bonds percentage				33.00%
Payment obligation of affiliate		12,400,000
Guarantee of affiliate's obligations	6,200,000						24,000,000
Term of equipment leasing agreements (in years)	5
Prior guarantee obligations maximum exposure		20,000,000					20,000,000
Line of credit maturity period				July 2013
Purchase commitments for property, plant and equipment				33,654,000
Purchase commitments for energy and service contracts amount				$ 54,078,000
Percentage of employees represented in labor union				15.00%